Parent Company Only Condensed Financial Information - Schedule of Parent Company Statements of Cash Flows (Details) - Reportable Legal Entities [Member] - Parent Company [Member]	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Schedule of parent company statements of cash flows [Line Items]
Net loss	¥ (99,982,451)	$ (13,928,624)	¥ (433,464,871)	¥ (145,479,105)
Equity loss of subsidiaries	51,605,606	7,189,213	379,244,652	138,758,136
Share-based compensation	13,557,214	1,888,665	9,789,686	3,505,001
Fair value changes of warrant liability	(1,149,792)	(160,178)	(4,458,844)	(21,358)
Changes in operating assets and liabilities:
Amounts due from related parties	(33,940,681)	(4,728,300)	(105,794,347)	(520,750,020)
Amounts due to related parties	208,762	29,083	110,992	260,208
Accrued expenses and other liabilities	(98,912,548)	(13,779,575)	33,181,238	48,377,785
Prepaid expense	446,305	62,174	(2,341,350)
Net cash used in operating activities	(168,167,585)	(23,427,542)	(123,732,844)	(475,349,353)
Cash flows from investing activities:
Payment for long-term investment			(1,523,970)
Net cash used in investing activities			(1,523,970)
Cash flows from financing activities:
Proceeds from bank loans and other borrowings	3,589,100	500,000
Proceeds from issuance of ordinary shares			284,196,000
Proceeds from acquisition				252,457,329
Offering cost				(35,884,661)
Net cash provided by financing activities	3,589,100	500,000	284,196,000	216,572,668
Effect of exchange rate on cash	908,210	126,523	5,242,203	9,210,810
Net (decrease) increase in cash	(163,670,275)	(22,801,019)	164,181,389	(249,565,875)
Cash and restricted cash at the beginning of the year	167,227,049	23,296,516	3,045,660	252,611,535
Cash and restricted cash at the end of the year	3,556,774	495,497	167,227,049	3,045,660
Non-cash transactions:
Accretion to redemption value of convertible redeemable preferred shares				(137,991,697)
Equity transaction from warrants				(8,870,007)
Equity transaction from preferred shares				¥ 1,636,897,084